15. Non-financial assets and liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfNonfinancialAssetsLineItems [Line Items]
Non-current other non-financial assets	$ 12,721	$ 1,466,547
Current other non-financial assets	470,895	137,110
Tax credits
DisclosureOfNonfinancialAssetsLineItems [Line Items]
Non-current other non-financial assets	8,213	1,811
Current other non-financial assets	335,487	17,840
Prepayments to vendors
DisclosureOfNonfinancialAssetsLineItems [Line Items]
Non-current other non-financial assets	4,508	4,472
Upfront payments of property, plant and equipment purchases
DisclosureOfNonfinancialAssetsLineItems [Line Items]
Non-current other non-financial assets	0	1,460,264
Upfront payments of inventories purchases
DisclosureOfNonfinancialAssetsLineItems [Line Items]
Current other non-financial assets	41,596	46,205
Prepayment expenses
DisclosureOfNonfinancialAssetsLineItems [Line Items]
Current other non-financial assets	87,273	66,025
Other
DisclosureOfNonfinancialAssetsLineItems [Line Items]
Current other non-financial assets	$ 6,539	$ 7,040